Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
The Company and basis of presentation and consolidation

(a) The Company and basis of presentation and consolidation

The Group is principally engaged in residential real estate development and the provision of property management services. The Group’s operations are conducted mainly in the PRC. In 2012, the Group expanded its business into the U.S. residential real estate market. The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

These unaudited condensed consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2016. Accordingly, these unaudited condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the six months ended June 30, 2017 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2017. The condensed consolidated balance sheet as of December 31, 2016 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2016.

Subsidiaries are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. Where there is a loss of control of a subsidiary, the unaudited condensed consolidated financial statements include the results for the part of the reporting year during which the Group has control.

In accordance with ASC 810, Consolidation, Ruihao Rongtong as of June 30, 2017 and December 31, 2016 is variable interest entity as it was not established with sufficient equity at risk to finance its activities without additional subordinated financial support. As of June 30, 2017 and December 31, 2016, the Company is considered as the primary beneficiary of Ruihao Rongtong, as it has the power to direct the activities of Ruihao Rongtong that most significantly impact its economic performance and has the obligation to absorb the losses and the right to receive benefits from Ruihao Rongtong through its voting interest underlying the 65% equity interests, in accordance with PRC Company Law and the articles of association of Ruihao Rongtong. Based on the above, Ruihao Rongtong is consolidated by the Company.

Ruihao Rongtong, with registered capital of US$37.6 million (RMB250.0 million), was invested in by the Company on May 6, 2015, for the purpose of undertaking a residential property development project in Beijing. On March 1, 2016 (“transaction date”), June 28, 2016 and September 18, 2016, an unrelated trustee company, Ping’an trust Co., Ltd. (“Ping’an trust”) purchased 20%, 5% and 10% of the Company’s equity interest in Ruihao Rongtong, respectively, and loaned US$124.3 million (RMB862.5 million) in aggregate to the Group. On February 28, 2017, the Company repurchased the 35% equity interest of Ruihao Rongtong from Ping’an trust. On May 23, 2017, Ping’an trust subsequently repurchased back 35% of the Company’s equity interest in Ruihao Rongtong, and loaned US$234.2 million (RMB1.59 billion) in aggregate to the Group. As of June 30, 2017, Ruihao Rongtong had one project under construction. Pursuant to the share purchase agreement, the 35% of non-controlling equity interest of Ruihao Rongtong will be repurchased by the Company in cash at the earlier of the second anniversary date, or the date the Company elects to repurchase the 35% equity interest of Ruihao Rongtong. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480, Distinguishing Liabilities from Equity. In addition, since the Company planned to repurchase the 35% equity interest of Ruihao Rongtong within the next 12 months, the liability is classified as current liability as of June 30, 2017.

The carrying amounts and classifications of the assets and liabilities of the VIEs are as follows:

	December 31, 2016	June 30, 2017
	US$	US$
	(Audited)	(Unaudited)
Current assets	143,994,102	149,306,353
Non-current assets	10,184	62,117

Total assets	144,004,286	149,368,470

Current liabilities	109,607,206	115,503,856
Non-current liabilities	—	—

Total liabilities	109,607,206	115,503,856

The financial performance and cash flows of the VIEs are as follows:

	Six months ended June 30,
	2016	2017
	US$	US$
	(Unaudited)	(Unaudited)
Revenue	97,735,245	—
Cost of revenue	(69,973,777)	—
Net income/(loss)	2,432,349	(1,338,996)
Net cash provided/(used in) by operating activities	17,690,147	(5,763,624)
Net cash used in investing activities	(4,627,334)	—
Net cash provided/(used in) by financing activities	20,839,240	(3,036,391)

As of June 30, 2017, the current liabilities of the VIE included amounts due to subsidiaries of the Group of US$110,471,203 (December 31, 2016: US$105,701,841), which was eliminated upon consolidation by the Company.

As of June 30, 2017, the land use rights included in real estate properties under development of the VIE of US$85,962,895 (December 31, 2016: US$76,002,595) were pledged as collateral for other debt. Creditors of the VIE have no recourse to the general credit of the primary beneficiary.

The VIE contributed nil (Six-month period ended June 30, 2016: 16.0%) of the Company’s consolidated revenues for the six-month period ended June 30, 2017.

Use of Estimates

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes, and disclosure of contingent liabilities at the date of the unaudited condensed consolidated financial statements. Estimates are used for, but not limited to, the selection of the useful lives of property and equipment and capital lease, allowance for doubtful debt associated with accounts receivable, other receivables, deposit for land use rights, other deposits and prepayments and advances to suppliers, fair values of the purchase price allocation with respect to business combinations, revenue recognition for percentage of completion method, accounting for the share-based compensation, classification of financial instruments, accounting for mandatorily redeemable non-controlling interests, accounting for deferred income taxes, impairment of real estate properties under development, real estate properties held for lease and long-term investments, and provision necessary for contingent liabilities. Management analyzed the forecasted cash flows for the twelve months from September 22, 2017, which indicates that the Group will have sufficient liquidity from cash flows generated by operations and existing credit facilities and therefore will be sufficient financial resources to settle borrowings and payables that will be due in the next twelve months. Management believes that the estimates utilized in preparing its unaudited condensed consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

Foreign currency translation

(c) Foreign currency translation

The Group’s financial information is presented in U.S. dollars. The functional currency of the Company is U.S. dollars. The functional currency of the Company’s subsidiaries in the PRC is Renminbi (“RMB”), the currency of the PRC. The functional currency of the Company’s subsidiaries in Malaysia is Malaysian Ringgit (“MYR”), the currency of the Malaysia. The functional currency of the Company’s subsidiaries other than those in the PRC and Malaysia is U.S. dollars. Transactions by the Company’s subsidiaries which are denominated in currencies other than RMB are remeasured into RMB at the exchange rate quoted by the People’s Bank of China (“PBOC”) prevailing on the dates of the transactions. Exchange gains and losses resulting from transactions denominated in a currency other than RMB are included in the consolidated statements of comprehensive income as exchange gains or losses. The unaudited condensed consolidated financial statements of the Company’s subsidiaries have been translated into U.S. dollars in accordance with ASC 830, Foreign Currency Matters. The PRC subsidiaries’ financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates as to assets and liabilities and average exchange rates as to revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

	June 30, 2016	December 31, 2016	June 30, 2017
	(Unaudited)	(Audited)	(Unaudited)
Period end RMB: US$ exchange rate	6.6312	6.9370	6.7744
Period average RMB: US$ exchange rate	6.5309	6.6401	6.8709

RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Senior Secured Notes

(d) Senior Secured Notes

On December 6, 2013, the Company issued notes with an aggregate principal amount of US$200,000,000 due on June 6, 2019 (the “June 2019 Senior Secured Notes”) at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014. Given that the June 2019 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Senior Secured Notes. The June 2019 Senior Secured Notes were issued at par.

On February 13, 2015, through a consent solicitation to the holders of the June 2019 Secured Notes, the Company amended the June 2019 Indentures (collectively, known as the “Indentures”) to provide it with additional flexibility in pursuing new business opportunities and new sources of capital. The amendments to the Indentures include changes to: (i) incur additional Indebtedness (as defined in the Indentures) in furtherance of the Company’s business plans; (ii) make certain Restricted Payments (as defined in the Indentures) and Permitted Investments (as defined in the Indentures); and (iii) make certain deemed Investments (as defined in the Indentures) without having to satisfy the Fixed Charge Coverage Ratio (as defined in the Indentures) requirement. The amendments also amend (i) the “Limitation on Issuances of Guarantees by Restricted Subsidiaries” covenant in the Indentures to the extent that the Company believes necessary as a result of the amendments to other covenants and (ii) the “Limitation on Asset Sales” covenant in the Indentures to remove the Fixed Charge Coverage Ratio requirement for Asset Dispositions (as defined in the Indentures). The amendments also amended certain related definitions in the Indentures. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges.

On February 3, 2016, through a consent solicitation to the holders of the June 2019 Secured Notes, the Company amended the Indentures to provide it with additional flexibility in pursuing new business opportunities and new sources of capital. The amendments to the Indentures include: (i) amending the provisions relating to future Subsidiary Guarantors, JV Subsidiary Guarantors and pledged subsidiary Capital Stock (each, as defined in the Indentures); (ii) amending the “Limitation on Indebtedness and Preferred Stock” covenant; (iii) amending the “Limitation on Transactions with Shareholders and Affiliates” covenant and the provisions relating to “Designation of Restricted Subsidiaries and Unrestricted Subsidiaries”; (iv) amending the definition of “Permitted Investment” and the “Limitation on Restricted Payments” covenant; and (v) removing the “Limitation on the Company’s Business Activities” covenant and amend the related definitions and provisions. The amendments also clarify certain other provisions in the Indentures.

On August 30, 2016, the Company issued notes with an aggregate principal amount of US$300,000,000 due on August 30, 2019 (the “August 2019 Senior Secured Notes”) at a coupon rate of 8.125% per annum payable semi-annually. Interest is payable on February 28 and August 30 of each year, commencing February 28, 2017. The August 2019 Senior Secured Notes have a three year term maturing on August 30, 2019. Given that the August 2019 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the August 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the August 2019 Senior Secured Notes. The August 2019 Senior Secured Notes were issued at par.

On February 28, 2017, the Company issued notes with an aggregate principal amount of US$300,000,000 due on February 28, 2021 (the “February 2021 Senior Secured Notes”) at a coupon rate of 7.75% per annum payable semi-annually. Interest will be payable on February 28 and August 28 of each year, commencing August 28, 2017. The February 2021 Senior Secured Notes have a four year term maturing on February 28, 2021. Given that the February 2021 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the February 2021 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the February 2021 Senior Secured Notes. The February 2021 Senior Secured Notes were issued at a discount.

Assets acquisitions and business combinations

(e) Asset acquisitions and business combinations

Pursuant to ASC 805, Business Combinations (“ASC 805”), the Company determines whether a transaction or other event is a business combination by applying the definition below, which requires that the assets acquired and liabilities assumed constitute a business. If the assets acquired are not a business, the reporting entity shall account for the transaction or other event as an asset acquisition. A business consists of inputs and processes applied to those inputs that have the ability to create outputs. Although businesses usually have outputs, outputs are not required for an integrated set to qualify as a business. The three elements of a business are defined as follows:

a. Input. Any economic resource that creates, or has the ability to create, outputs when one or more processes are applied to it.

b. Process. Any system, standard, protocol, convention, or rule that when applied to an input or inputs, creates or has the ability to create outputs.

c. Output. The result of inputs and processes applied to those inputs that provide or have the ability to provide a return in the form of dividends, lower costs, or other economic benefits directly to investors or other owners, members, or participants.

The Company accounted for its acquisitions of Hunan Erli on August 1, 2016 as asset acquisitions since the acquired entities had no processes in place to apply to inputs to have the ability to create outputs.

The Company accounted for its acquisitions of Zhengzhou Hangmei, Hunan Xintian, Xi’an Dingrun, Zhengzhou Kangshengboda, Zhuhai Prince and Henan Renxin, on January 18, 2017, January 25, 2017, May 10, 2017, June 23, 2017, June 28, 2017 and June 20, 2017, respectively, as asset acquisitions since the acquired entities had no processes in place to apply to inputs to have the ability to create outputs.

Effect of change in estimate

(f) Effect of change in estimate

Revisions in estimated gross profit margins related to percentage of completion revenues are made in the period in which circumstances requiring the revisions become known. During the six months ended June 30, 2017, real estate development projects (Suzhou Lake Royal Palace, Kunshan Royal Palace, Zhengzhou Thriving Family, Changsha Xinyuan Splendid, Sanya Yazhou Bay No.1, Zhengzhou Xindo Park , Kunshan Xindo Park), which recognized gross profits in 2016, had changes in their estimated gross profit margins. As of June 30, 2017, each of these projects has a percentage of completion at 33.7% or more. As the construction cost and capitalized interest increased during the six months ended June 30, 2017, the Group revised upwards its prior total estimated costs in conjunction with the change in total estimated sales, which led to a decrease of the percentage completion and thus a decrease in the recognized revenues. As a result of the changes in estimate above, gross profit, net income and basic and diluted earnings per share decreased by US$21.2 million, US$15.9 million, US$0.12 per share, and US$0.12 per share, respectively, for the six months ended June 30, 2017.

Long-term investments

(g) Long-term investments

The Company’s long-term investments consist of cost method investments and equity method investment. In accordance with ASC subtopic 325-20, Investments- Other: Cost Method Investments (“ASC 325-20”), for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Where the Group has significant influence over the investee, the Group applies the equity method of accounting in accordance with ASC subtopic 323-10-20, Investments-Equity Method and Joint Ventures (“ASC 323-10-20”). The reporting dates and accounting policies of the equity investee are the same as the Group. The investment in the equity investee is stated at cost, including the Group’s share of the equity investee’s net gain or loss, less any impairment in value. The Group recognizes in its consolidated statement of comprehensive income its share of the net income of the equity investees.

Recent Accounting Pronouncements

(h) Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, Revenue from Contracts with Customers, (“ASU 2014-09”). ASU 2014-09 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied. In July 2015, the FASB deferred the effective date by one year and permitted early adoption of the standard, but not before the original effective date; therefore, ASU 2014-09 will be effective for the Company’s fiscal year beginning December 1, 2018 and subsequent interim periods. The Company has the option to apply the provisions of ASU 2014-09 either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of applying this ASU recognized at the date of initial application.

Subsequent to the issuance of ASU 2014-09, the FASB has issued several ASUs such as ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, and ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients among others. These ASUs do not change the core principle of the guidance stated in ASU 2014-09, instead these amendments are intended to clarify and improve operability of certain topics included within the revenue standard. These ASUs will have the same effective date and transition requirements as ASU 2014-09. The Company is currently assessing how the adoption of ASU 2014-09 and these ASUs will impact the consolidated financial statements and plan to adopt the guidance using the full retrospective approach for the fiscal year beginning January 1, 2018. Interpretations are on-going and upon initial evaluation, the Company believes the most significant effect relates to the timing of the recognition of real estate sales under the percentage-of-completion method.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 modifies existing guidance for off-balance sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Company is evaluating this guidance and the impact to the Company, as both lessor and lessee, on the consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 reduces the existing diversity in practice in financial reporting across all industries by clarifying certain existing principles in ASC 230, Statement of Cash Flows, (“ASC 230”) including providing additional guidance on how and what an entity should consider in determining the classification of certain cash flows. In addition, in November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (“ASU 2016-18”). ASU 2016-18 clarifies certain existing principles in ASC 230, including providing additional guidance related to transfers between cash and restricted cash and how entities present, in their statement of cash flows, the cash receipts and cash payments that directly affect the restricted cash accounts. These ASUs will be effective for the Company’s fiscal year beginning December 1, 2018 and subsequent interim periods. Early adoption is permitted. The adoption of ASU 2016-15 and ASU 2016-18 will modify the Company's current disclosures and classifications within the consolidated statement of cash flows but they are not expected to have a material effect on the Company’s consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. Under the new standard, the selling (transferring) entity is required to recognize a current tax expense or benefit upon transfer of the asset. Similarly, the purchasing (receiving) entity is required to recognize a deferred tax asset or liability, as well as the related deferred tax benefit or expense, upon purchase or receipt of the asset. This pronouncement is effective for reporting periods beginning after December 15, 2017, with early adoption permitted. The Company is still evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying Definition of a Business (“ASU 2017-01”). ASU 2017-01 clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows the definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. This update is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for transactions that have not been reported in previously issued (or available to be issued) financial statements. The Company does not believe this standard will have a material impact on the results of operations or financial condition.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (‘‘ASU 2017-04’’), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Company is still evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures.

In February 2017, the FASB issued ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (‘‘ASU 2017-05’’). ASU 2017-05 defines an in-substance nonfinancial asset and clarifies guidance related to partial sales of nonfinancial assets. This standard is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted. The Company does not believe this standard will have a material impact on the results of operations or financial condition.

In May 2017, the FASB issued ASU No. 2017-09, Compensation – Stock Compensation: Scope of Modification Accounting. The guidance clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. Entities will apply the modification accounting guidance if the value, vesting conditions or classification of the award changes. This guidance is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted. The adoption of this guidance is not expected to have an impact on the Group’s consolidated financial statements or related disclosures unless there are modifications to the Group’s share-based payment awards.